Consolidated Statement of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities
Profit before tax		¥ 971,864		$ 150,180		¥ 1,033,319	¥ 1,181,067
Adjustments:
Amortization of intangible asset		1,012		156		1,012
Amortization of prepaid operating leases							12,724
Bad debt (recovered)/written off		40		6			(108)
Depreciation of investment property		376		58		380	884
Depreciation of property, plant and equipment		450,092		69,552		422,859	420,277
Depreciation of right-of-use assets		43,127	[1]	6,664	[1]	40,958
Dividend income from quoted equity securities		(166)		(26)		(959)	(1,992)
Exchange (gain)/loss		(1,827)		(282)		(4,679)	4,235
Fair value (gain)/loss on foreign exchange forward contract		(999)		(154)		5,529	(4,529)
Fair value (gain)/loss on quoted equity securities		1,196		185		(1,118)	3,433
Finance costs		151,170		23,360		131,796	113,088
(Gain)/loss on disposal of:
- property, plant and equipment		4,183		646		645	(8,835)
- quoted equity securities		(874)		(135)		(11,528)
- right-of-use assets		(2,574)		(398)		(9,237)
Government grants		(209,793)		(32,419)		(122,371)	(32,237)
Interest income		(166,970)		(25,801)		(177,261)	(147,244)
Impairment losses on development property						3,039
Impairment losses on property, plant and equipment		3,920		606		3,950	30,173
(Reversal of impairment losses)/impairment losses on trade receivables		(13,849)		(2,140)		32,340	(11,052)
(Reversal of impairment losses)/impairment losses on non-trade receivables		638		99
Property, plant and equipment written off		7,417		1,146		4,137	1,265
Provision for onerous contract		11,323		1,750		2,316
(Reversal of write-down)/ impairment losses of inventories, net		27,978		4,323		17,022	(8,468)
Share of (profit)/loss of associates and joint ventures, net of tax		58,970		9,113		(19,034)	(11,634)
Write-back of trade and other payables		(1,052)		(163)		(2,087)
Profit before tax after adjustments		1,335,202		206,326		1,351,028	1,541,047
Changes in working capital
Decrease/(increase) in inventories		(1,687,639)		(260,788)		(314,904)	47,533
(Increase)/decrease in trade and other receivables and capitalized contract cost		(238,571)		(36,866)		(514,163)	(502,069)
(Decrease)/increase in trade and other payables and contract liabilities		2,241,327		346,349		1,294,214	(229,457)
Decrease/(increase) in development properties		(75)		(12)		(71)	4,205
Cash flows from operating activities		1,650,244		255,009		1,816,104	861,259
Income taxes paid		(234,876)		(36,295)		(233,088)	(190,658)
Net cash flows from operating activities		1,415,368		218,714		1,583,016	670,601
Investing activities
Payment for trademark usage fee						(169,811)
Additional investment in subsidiaries						(114)
Additional investment in associates and joint ventures						(41,160)
Development costs		(500,147)		(77,287)		(345,128)	(180,626)
Dividend received from:
- joint ventures						821	801
- quoted equity securities		166		26		959	1,992
Interest received		171,556		26,510		173,745	143,768
Proceeds from disposal of:
- property, plant and equipment		2,385		369		1,178	6,669
- quoted equity securities		1,354		209		16,429
- right-of-use assets		5,772		892		11,008
Proceeds from government grants		123,178		19,034		191,491	286,198
Purchase of property, plant and equipment		(584,676)		(90,349)		(749,087)	(407,747)
Tax and relevant expenses in relation to disposal of subsidiary	[2]					(38,887)
Withdrawal/(placement) of fixed deposits with banks, net		(5,341)		(825)		138,079	68,953
Net cash flows used in investing activities		(785,753)		(121,421)		(810,477)	(79,992)
Dividends paid to:
- equity holders of the parent		(245,871)		(37,994)		(238,758)	(597,459)
- non-controlling interests		(205,525)		(31,759)		(203,167)	(132,558)
Interest paid and discounting on bills receivable		(148,793)		(22,993)		(139,118)	(108,039)
Payment of finance lease liabilities							(33)
Payment of principal portion of lease liabilities		(35,363)		(5,465)		(48,365)
Proceeds from borrowings		2,230,000		344,598		2,040,752	2,000,320
Repayment of borrowings		(2,056,280)		(317,754)		(2,000,773)	(1,611,756)
Net cash flows used in financing activities		(461,832)		(71,367)		(589,429)	(449,525)
Net increase in cash and cash equivalents		167,783		25,926		183,110	141,084
Cash and cash equivalents at January 1		5,753,268		889,044		5,559,890	5,390,324
Effect of exchange rate changes on balances in foreign currencies		(43,404)		(6,706)		10,268	28,482
Cash and cash equivalents at December 31		¥ 5,877,647		$ 908,264		¥ 5,753,268	¥ 5,559,890

[1]	In 2020, COVID-19 related rent rebate received from lessors of RMB 0.2 million (less than US$ 0.1 million) has been offset against the depreciation of right-of-use assets.
[2]	This relates to retention money deposited in a joint signatory account with the buyer of LKNII for payment of tax payable for the disposal of LKNII in 2018, which had been settled in 2019.